Shareholder Fees - WP Large Cap Income Plus Fund	Mar. 27, 2026
Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%
Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%

[1]	Contingent Deferred Sales Charge applies to Class A shares only when a Shareholder purchase in the Fund totals $1 million or more and the shareholder redeems within 1 year of purchase.